UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8267

Kopp Funds, Inc.
(Exact name of registrant as specified in charter)

7701 France Avenue South, Suite 500
Edina, MN 55435
(Address of principal executive offices) (Zip code)

John P. Flakne
Kopp Funds, Inc.
7701 France Avenue South, Suite 500
Edina, MN 55435
(Name and address of agent for service)

(952) 841-0400
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Kopp Emerging Growth Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 84.2%
	Arthroscopy & Orthopedics - 1.5%
150,000	NuVasive, Inc.	$3,465,000
	Biotechnology - 3.2%
60,000	Amgen Inc.	4,098,600
150,000	Regeneron Pharmaceuticals, Inc.	3,010,500
		7,109,100
	Clinical Laboratory Diagnostics - 3.2%
60,000	E-Z-EM, Inc.	1,048,200
100,000	Gen-Probe Incorporated	5,237,000
80,000	IRIS International Inc.	1,012,000
		7,297,200
	Communication Components & Subsystems - 17.6%
200,000	Bookham, Inc.	814,000
250,000	Centillium Communications, Inc.	535,000
800,000	EMCORE Corporation	4,424,000
3,700,000	Finisar Corporation	11,951,000
400,000	JDS Uniphase Corporation	6,664,000
150,000	Mindspeed Technologies Inc.	286,500
336,200	Oplink Communications, Inc.	6,912,272
370,000	PLX Technology, Inc.	4,824,800
3,604,500	Vitesse Semiconductor Corporation	3,117,893
		39,529,465
	Data Capture Software - 2.2%
324,200	Phase Forward Incorporated	4,856,516

	Genomics - 2.4%
831,500	Sangamo BioSciences, Inc.	5,487,900

	Industrial Automation - 1.9%
356,961	Adept Technology, Inc.	4,180,013

	Medical Device Related Software - 4.6%
125,000	Allscripts Healthcare Solutions, Inc.	3,373,750
200,000	Vital Images, Inc.	6,960,000
		10,333,750
	Miscellaneous Services - 5.3%
109,690	Digimarc Corporation	967,466
450,000	VeriSign, Inc.	10,822,500
		11,789,966
	Networking - 8.8%
400,000	Foundry Networks, Inc.	5,992,000
500,000	Juniper Networks, Inc.	9,470,000
178,600	Redback Networks Inc.	4,454,284
		19,916,284
	Point-Of-Care Diagnostics - 0.2%
40,000	Cepheid, Inc.	340,000

	Research Instrumentation - 0.7%
263,000	Caliper Life Sciences, Inc.	1,504,360
30,000	Harvard Bioscience, Inc.	153,900

		1,658,260
	Software Applications - 5.9%
984,528	Epicor Software Corporation	13,300,973

	Surgical Products - 1.8%
150,000	Cutera, Inc.	4,050,000

	Telecommunication Equipment - 5.3%
300,000	Ciena Corporation	8,313,000
3,123,200	Tut Systems, Inc.#	3,497,984
		11,810,984
	Therapeutics/Specialty Compounds - 14.5%
614,100	Array BioPharma Inc.	7,934,172
456,900	Cell Genesys, Inc.	1,548,891
1,330,000	Medarex, Inc.	19,670,700
209,200	Neose Technologies, Inc.	466,516
206,800	Regeneration Technologies, Inc.	1,211,848
110,000	ZymoGenetics, Inc.	1,712,700
		32,544,827
	Wireless Equipment - 5.1%
150,000	Motorola, Inc.*	3,084,000
588,700	RAE Systems Inc.	1,883,840
1,000,000	Stratex Networks, Inc.	4,830,000
289,000	Superconductor Technologies Inc.	511,530
703,800	WJ Communications, Inc.	1,104,966
		11,414,336
	TOTAL COMMON STOCK (Cost $162,044,698)	189,084,574

	EXCHANGE TRADED FUNDS - 10.0%
215,000	iShares Goldman Sachs Networking Index Fund	6,916,550
60,000	iShares Goldman Sachs Software Index Fund	2,680,800
90,000	iShares Nasdaq Biotechnology Index Fund	6,998,400
72,000	Ultra QQQ ProShares*	5,834,880
	TOTAL EXCHANGE TRADED FUNDS (Cost $22,584,427)	22,430,630

	SHORT-TERM INVESTMENTS - 4.1%
	INVESTMENT COMPANIES - 4.1%
9,176,750	First American Prime Obligations Fund, Class I*	9,176,750

	Total Short-Term Investments (Cost $9,176,750)	9,176,750

	Total Investments (Cost $193,805,875) - 98.3%	220,691,954

	Other Assets in Excess of Liabilities - 1.7%	3,894,649

	NET ASSETS - 100.0%	$224,586,603

#Other Affiliates[1] - Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of all securities of affiliated companies as of December 31, 2006 amounted to $3,497,984, representing 1.56% of net assets.
Transactions during the three months ended December 31, 2006 in which the issuer was an "affiliated person" are as follows:

	Neose		Transgenomic,		Tut
	Technologies, Inc.	[2]	Inc.	[2]	Systems, Inc.	Total

September 30, 2006
Balance
Shares	2,415,000		3,420,000		3,300,000
Cost	$25,516,514		$9,684,134		$16,780,967	$51,981,615

Gross Additions
Shares	-		-		-
Cost	$-		$-		$-	$-

Gross Deductions
Shares	2,205,800		3,420,000		176,800
Cost	$25,125,016		$9,684,134		$9,474,361	$44,283,511

December 31, 2006
Balance
Shares	209,200		-		3,123,200
Cost	$391,498		$-		$7,306,606	$7,698,104

Realized
loss	$(20,482,045)		$(8,290,077)		$(9,283,374)	$(38,055,496)

Investment
income	$-		$-		$-	$-

[1]	As a result of the Emerging Growth Fund's (the "Fund") beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer.
The Fund disclaims that the "affiliated persons" are affiliates of Centennial Lakes Capital, Inc., Kopp Investment
Advisors, LLC (the "Advisor"), the Fund, Kopp Funds, Inc., or any other client of the Advisor.
[2]	Security that was affiliated during the three months ended December 31, 2006, but not at December 31, 2006.

*	Income producing security. All other securities are non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows**:

Cost of investments	$195,818,059

Gross unrealized appreciation	$54,094,631
Gross unrealized depreciation	(29,220,736)
Net unrealized appreciation	$24,873,895

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

Kopp Total Quality Management Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 98.6%
	Aerospace & Defense - 2.6%
3,500	Boeing Company	$310,940
3,100	Lockheed Martin Corporation	285,417
		596,357
	Air Freight & Logistics - 1.1%
2,300	FedEx Corp.	249,826
	Airlines - 1.0%
15,000	Southwest Airlines Co.	229,800
	Auto Components - 1.0%
2,600	Johnson Controls, Inc.	223,392
	Beverages - 2.3%
6,100	Anheuser-Busch Companies, Inc.	300,120
3,900	PepsiCo, Inc.	243,945
		544,065
	Biotechnology - 1.1%
3,600	Amgen Inc. *	245,916
	Capital Markets - 4.1%
3,800	Merrill Lynch & Co., Inc.	353,780
5,000	Northern Trust Corporation	303,450
4,500	State Street Corporation	303,480
		960,710
	Chemicals - 2.5%
2,700	Air Products & Chemicals, Inc.	189,756
4,500	Dow Chemical Company	179,730
4,000	Monsanto Company	210,120
		579,606
	Commercial Banks - 5.9%
5,459	Bank of America Corporation	291,456
6,900	Fifth Third Bancorp	282,417
3,500	PNC Financial Services Group, Inc.	259,140
9,500	Synovus Financial Corp.	292,885
7,000	Wells Fargo & Company	248,920
		1,374,818
	Commercial Services & Supplies - 1.0%
5,200	Pitney Bowes, Inc.	240,188
	Communications Equipment - 2.8%
12,800	Cisco Systems, Inc. *	349,824
5,500	Corning, Inc. *	102,905
10,000	Motorola, Inc.	205,600
		658,329
	Computers & Peripherals - 1.7%
3,300	Dell, Inc. *	82,797
3,100	International Business Machines Corporation	301,165
		383,962
	Consumer Finance - 1.3%
5,000	American Express Company	303,350
	Containers & Packaging - 0.8%
5,500	Bemis Company, Inc.	186,890
	Diversified Financial Services - 1.4%
5,700	Citigroup, Inc.	317,490

	Diversified Telecommunication Services - 2.0%
11,600	Sprint Nextel Corporation	219,124
6,800	Verizon Communications, Inc.	253,232
		472,356
	Electric Utilities - 2.9%
2,500	Entergy Corporation	230,800
5,900	Southern Company	217,474
9,800	Xcel Energy, Inc.	225,988
		674,262
	Electrical Equipment - 1.3%
6,800	Emerson Electric Co.	299,812
	Electronic Equipment & Instruments - 0.8%
57,400	Solectron Corporation *	184,828
	Energy Equipment & Services - 2.2%
7,600	Halliburton Company	235,980
3,600	Noble Corporation+	274,140
		510,120
	Food & Staples Retailing - 2.4%
6,100	Walgreen Co.	279,929
5,800	Wal-Mart Stores, Inc.	267,844
		547,773
	Food Products - 1.0%
4,900	Hershey Foods Corporation	244,020
	Health Care Equipment & Supplies - 3.1%
5,700	Baxter International, Inc.	264,423
11,200	Boston Scientific Corporation *	192,416
5,000	Medtronic, Inc.	267,550
		724,389
	Health Care Providers & Services - 3.2%
4,000	Cardinal Health, Inc.	257,720
4,100	Quest Diagnostics Incorporated	217,300
4,950	UnitedHealth Group, Inc.	265,963
		740,983
	Hotels, Restaurants & Leisure - 1.9%
5,200	Marriott International, Inc. - Class A	248,144
5,700	Starbucks Corporation *	201,894
		450,038
	Household Durables - 0.9%
2,500	Whirlpool Corporation	207,550
	Household Products - 1.3%
4,600	Procter & Gamble Company	295,642
	Industrial Conglomerates - 2.2%
3,100	3M Co.	241,583
7,200	General Electric Company	267,912
		509,495
	Information Technology Services - 1.3%
2,500	Computer Sciences Corporation *	133,425
6,400	First Data Corporation	163,328
		296,753
	Insurance - 4.7%
5,500	AFLAC, Inc.	253,000
4,700	Allstate Corporation	306,017
4,200	American International Group, Inc.	300,972
9,600	Progressive Corporation	232,512
		1,092,501
	Internet & Catalog Retail - 0.8%
6,300	eBay, Inc. *	189,441

	IT Services - 0.6%
6,400	Western Union Company	143,488
	Machinery - 3.2%
3,700	Caterpillar, Inc.	226,921
3,800	Eaton Corporation	285,532
6,200	Ingersoll-Rand Company, Ltd. - Class A+	242,606
		755,059
	Media - 2.6%
340	Idearc Inc. *	9,741
14,100	Time Warner, Inc.	307,098
8,500	Walt Disney Company	291,295
		608,134
	Metals & Mining - 0.8%
3,300	Nucor Corporation	180,378
	Multiline Retail - 1.8%
4,500	Nordstrom, Inc.	222,030
3,600	Target Corporation	205,380
		427,410
	Multi-Utilities & Unregulated Power - 2.9%
3,400	Constellation Energy Group	234,158
2,700	Dominion Resources Inc.	226,368
4,000	Sempra Energy	224,160
		684,686
	Oil & Gas - 4.9%
5,800	Anadarko Petroleum Corporation	252,416
4,400	ConocoPhillips	316,580
4,100	Exxon Mobil Corporation	314,183
5,200	Valero Energy Corporation	266,032
		1,149,211
	Paper & Forest Products - 0.9%
2,900	Weyerhaeuser Company	204,885
	Pharmaceuticals - 3.3%
4,700	Eli Lilly and Company	244,870
4,200	Johnson & Johnson	277,284
9,900	Pfizer, Inc.	256,410
		778,564
	Real Estate - 2.8%
3,500	Public Storage, Inc.	341,250
3,000	Simon Property Group, Inc.	303,870
		645,120
	Semiconductor & Semiconductor Equipment - 3.6%
11,500	Applied Materials, Inc.	212,175
10,400	Intel Corporation	210,600
8,800	National Semiconductor Corporation	199,760
7,200	Texas Instruments, Inc.	207,360
		829,895
	Software - 3.5%
8,000	Intuit, Inc. *	244,080
10,300	Microsoft Corporation	307,558
14,800	Oracle Corporation *	253,672
		805,310
	Specialty Retail - 2.8%
3,900	Best Buy Co., Inc.	191,841
6,000	Home Depot, Inc.	240,960
8,400	Staples, Inc.	224,280
		657,081
	Textiles, Apparel & Luxury Goods - 1.0%
5,400	Coach, Inc. *	231,984

	Thrifts & Mortgage Finance - 1.3%
7,400	Countrywide Financial Corporation	314,130

	TOTAL COMMON STOCK (Cost $16,905,893)	22,949,997

	SHORT-TERM INVESTMENTS - 1.6%
	INVESTMENT COMPANIES - 1.6%
361,136	First American Prime Obligations Fund, Class I	361,136

	Total Short-Term Investments (Cost $361,136)	361,136

	Total Investments (Cost $17,267,029) - 100.2%	23,311,133

	Liabilities in Excess of Other Assets - (0.2)%	(44,835)

	NET ASSETS - 100.0%	$23,266,298

	* Non-income producing security.
	+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows**:

Cost of investments	$17,303,096

Gross unrealized appreciation	$6,507,015
Gross unrealized depreciation	(498,978)
Net unrealized appreciation	$6,044,104

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kopp Funds, Inc.

By (Signature and Title)/s/ LeRoy C. Kopp
 LeRoy C. Kopp, Chief Executive Officer and President

Date 2/14/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ LeRoy C. Kopp
  LeRoy C. Kopp, Chief Executive Officer and President

Date 2/14/07

By (Signature and Title) /s/ John P. Flakne
  John P. Flakne, Chief Financial Officer, Secretary and
  Treasurer

Date 2/13/07